Income Tax Benefit (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Benefit [Abstract]
Schedule of Temporary Difference Deferred Tax Assets

Components of income tax expense:

	Year ended December 31,
	2022	2023	2024
Current income tax:
Current income tax on profits for the period	$11,110	$4,457	$40,184
Income tax on unappropriated retained earnings	-	-	9,283
Prior year income tax underestimation	-	-	276,516
Total current income tax	11,110	4,457	325,983
Deferred income tax:
Relating to origination and reversal of temporary differences	(258,287)	(595,539)	(633,229)
Income tax benefit	$(247,177)	$(591,082)	$(307,246)

Schedule of Income Tax Charge Relating to Components of Other Comprehensive Income	The income tax charge relating to components of other comprehensive income is as follows:
	Year ended December 31,
	2022	2023	2024
Changes in fair value of financial assets at fair value through other comprehensive income	$-	$-	$2,814

Schedule of Temporary Difference Deferred Tax Assets	Reconciliation of income tax expense and the accounting profit:
	Year ended December 31,
	2022	2023	2024

Tax calculated based on profit before tax and statutory tax rate	$(655,823)	$(1,108,602)	$(2,318,673)
Expenses disallowed by tax regulation	67,065	78,538	1,373,430
Tax exempt income by tax regulation	(5,823)	(8,826)	(97,804)
Taxable loss not recognized as deferred tax assets	369,439	447,808	884,956
Change in assessment of realization of deferred tax assets	-	-	(40,818)
Use of loss carryforward not recognized deferred tax assets from prior years	(22,035)	-	(394,136)
Prior year income tax (over) underestimation	-	-	276,516
Tax on undistributed earnings	-	-	9,283
Income tax benefit	$(247,177)	$(591,082)	$(307,246)

Schedule of Deferred Tax Assets or Liabilities	The amounts of deferred tax assets or liabilities resulting from temporary differences and investment tax credits are as follows:
	2022
	January 1	Recognized in profit or loss	Business combination	Exchange differences	December 31

Deferred tax assets
Allowance for doubtful debts	$1,840	$16,118	$-	$(634)	$17,324
Unrealized exchange losses	-	33,234	-	(931)	32,303
Accrued paid absences	10,519	1,211	-	(1,072)	10,658
Total	$12,359	$50,563	$-	$(2,637)	$60,285

Deferred tax liabilities
Intangible assets	$(807,893)	$195,457	$(292,713)	$63,753	$(841,396)
Unrealized exchange gain	(25,552)	12,267	-	2,177	(11,108)
Total	$(833,445)	$207,724	$(292,713)	$65,930	$(852,504)
Information presented on statements of financial position:
Deferred tax assets	$12,359				$60,285
Deferred tax liabilities	$(833,445)				$(852,504)
	2023
	January 1	Recognized in profit or loss	Business combination	Exchange differences	December 31

Deferred tax assets
Allowance for doubtful debts	$17,324	$(162)	$979	$(13)	$18,128
Unrealized exchange losses	32,303	(30,475)	-	(468)	1,360
Other long-term employee benefits	-	17,679	109,512	(1,683)	125,508
Accrued paid absences	10,658	12,947	106,839	(1,462)	128,982
Share based payment	-	50,506	-	773	51,279
Loss carried forward	-	122,398	163,087	(3,103)	282,382
Deferred gain of government subsidy	-	(1,100)	8,529	(115)	7,314
Lease liabilities	-	19,012	3,479	(168)	22,323
Unrealized gain in intercompany transactions by consolidation	-	(1,110)	11,033	(151)	9,772
Total	$60,285	$189,695	$403,458	$(6,390)	$647,048

Deferred tax liabilities
Intangible assets	$(841,396)	$403,015	$(10,464,889)	$3,481	$(10,899,789)
Unrealized exchange gain	(11,108)	9,981	-	154	(973)
Property, plant and equipment	-	3,227	(19,354)	258	(15,869)
Financial assets at fair value through other comprehensive income	-	-	(14,299)	205	(14,094)
Other non-current assets	-	(38)	(1,832)	27	(1,843)
Right-of-use assets	-	(10,341)	-	65	(10,276)
Total	$(852,504)	$405,844	$(10,500,374)	$4,190	$(10,942,844)
Information presented on statements of financial position:
Deferred tax assets	$60,285				$647,048
Deferred tax liabilities	$(852,504)				$(10,942,844)
	2024
	January 1	Recognized in profit or loss	Business combination	Effect on other comprehensive income	Exchange Differences	December 31

Deferred tax assets
Allowance for doubtful debts	$18,128	$44,933	$-	$-	$(2,216)	$60,845
Unrealized exchange losses	1,360	16,826	-	-	(425)	17,761
Other long-term employee benefits	125,508	(76,351)	-	-	(9,564)	39,593
Accrued paid absences	128,982	15,932	-	-	(12,046)	132,868
Share based payment	51,279	44,285	-	-	(4,144)	91,420
Loss carried forward	282,382	(230,006)	-	-	(19,724)	32,652
Deferred gain of government subsidy	7,314	(1,745)	-	-	(640)	4,929
Lease liabilities	22,323	1,552	-	-	(2,166)	21,709
Unrealized gain in intercompany transactions by consolidation	9,772	(1,472)	-	-	(882)	7,418
Provision	-	113,864	-	-	(3,506)	110,358
Other	-	38,024	-	-	(765)	37,259
Total	$647,048	$(34,158)	$-	$-	$(56,078)	$556,812

Deferred tax liabilities
Intangible assets	$(10,899,789)	$665,916	$(101,812)	$-	$30,809	$(10,304,876)
Unrealized exchange gain	(973)	(10,329)	-	-	269	(11,033)
Property, plant and equipment	(15,869)	483	-	-	1,491	(13,895)
Financial assets at fair value through other comprehensive income	(14,094)	-	-	(2,814)	1,425	(15,483)
Other non-current assets	(1,843)	1,721	-	-	122	-
Right-of-use assets	(10,276)	9,596	-	-	680	-
Total	$(10,942,844)	$667,387	$(101,812)	$(2,814)	$34,796	$(10,345,287)
Information presented on statements of financial position:
Deferred tax assets	$647,048					$556,812
Deferred tax liabilities	$(10,942,844)					$(10,345,287)

Schedule of Temporary Difference Deferred Tax Assets	Expiration dates of unused taxable losses and amounts of unrecognized deferred income tax assets are as follows:
December 31, 2022
Year incurred	Amount filed/ assessed	Unused amount	Unrecognized deferred tax assets	Expiry year
2013	$58,807	$58,807	$58,807	2023
2014	395,842	395,842	395,842	2024
2015	772,710	772,710	772,710	2025
2016	703,436	702,166	702,166	2026
2017	1,435,815	1,270,740	1,270,740	2027
2018	1,038,026	973,963	973,963	2028
2019	1,020,392	938,628	938,628	2029
2020	1,397,935	1,397,935	1,397,935	2030
2021	1,444,725	1,213,442	1,213,442	2031
2022	3,386,984	1,713,738	1,713,738	2032
	$11,654,672	$9,437,971	$9,437,971

December 31, 2023
Year incurred	Amount filed/ assessed	Unused amount	Unrecognized deferred tax assets	Expiry year
2014	$395,842	$395,842	$395,842	2024
2015	772,710	772,710	772,710	2025
2016	702,197	702,197	702,197	2026
2017	1,270,776	1,270,776	1,270,776	2027
2018	2,343,360	1,217,336	973,999	2028
2019	1,640,432	1,541,734	1,322,884	2029
2020	1,743,853	1,743,853	1,743,853	2030
2021	3,115,008	2,343,174	2,343,174	2031
2022	3,473,641	1,692,838	1,692,838	2032
2023	7,113,019	5,796,947	5,445,297	2033
	$22,570,838	$17,477,407	$16,663,570

December 31, 2024
Year incurred	Amount filed/ assessed	Unused amount	Unrecognized deferred tax assets	Expiry year
2015	$723,694	$723,694	$723,694	2025
2016	857,332	857,332	857,332	2026
2017	1,424,442	1,424,442	1,424,442	2027
2018	2,384,411	1,365,260	1,270,863	2028
2019	1,598,734	1,561,769	1,561,769	2029
2020	1,952,000	1,952,000	1,952,000	2030
2021	2,418,199	1,928,952	1,928,952	2031
2022	2,821,925	577,879	577,879	2032
2023	3,997,369	1,184,498	1,184,498	2033
2024	4,377,614	4,316,177	4,316,177	2034
	$22,555,720	$15,892,003	$15,797,606

Schedule of Temporary Difference Deferred Tax Assets	The amounts of deductible temporary difference that are not recognized as deferred tax assets are as follows:
	December 31, 2022	December 31, 2023	December 31, 2024

Deductible temporary differences	$9,437,971	$20,521,572	$21,676,130